Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	645,136,711.93	27,125
Yield Supplement Overcollateralization Amount 06/30/26	40,417,229.78	0
Receivables Balance 06/30/26	685,553,941.71	27,125
Principal Payments	29,163,100.00	738
Defaulted Receivables	1,470,585.92	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	38,167,626.96	0
Pool Balance at 07/31/26	616,752,628.83	26,339

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.64%
Prepayment ABS Speed	1.93%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	9,624,935.39	355
Past Due 61-90 days	2,337,484.36	85
Past Due 91-120 days	799,156.10	30
Past Due 121+ days	0.00	0
Total	12,761,575.85	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	1,041,436.31
Aggregate Net Losses/(Gains) - July 2026	429,149.61
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.75%
Prior Net Losses/(Gains) Ratio	1.14%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	1.16%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,550,773.66
Actual Overcollateralization	5,550,773.66
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	9.26%
Weighted Average Remaining Term	53.60

Flow of Funds	$ Amount
Collections	33,751,428.06
Investment Earnings on Cash Accounts	13,747.85
Servicing Fee	(571,294.95)
Transfer to Collection Account	-
Available Funds	33,193,880.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,009,125.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	8,787,852.69
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,550,773.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,905,766.95

Total Distributions of Available Funds	33,193,880.96

Servicing Fee	571,294.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	639,330,481.52
Principal Paid	28,128,626.35
Note Balance @ 08/17/26	611,201,855.17

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	103,878,407.08
Principal Paid	12,989,333.82
Note Balance @ 08/17/26	90,889,073.26
Note Factor @ 08/17/26	62.6821195%

Class A-2b
Note Balance @ 07/15/26	121,072,074.44
Principal Paid	15,139,292.53
Note Balance @ 08/17/26	105,932,781.91
Note Factor @ 08/17/26	62.6821195%

Class A-3
Note Balance @ 07/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	314,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-4
Note Balance @ 07/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	59,060,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	27,530,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	13,790,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,159,487.66
Total Principal Paid	28,128,626.35
Total Paid	30,288,114.01

Class A-1
Coupon	4.04100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.91000%
Interest Paid	338,470.48
Principal Paid	12,989,333.82
Total Paid to A-2a Holders	13,327,804.30

Class A-2b
SOFR Rate	3.62539%
Coupon	3.93539%
Interest Paid	436,760.35
Principal Paid	15,139,292.53
Total Paid to A-2b Holders	15,576,052.88

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3514097
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.6285267
Total Distribution Amount	32.9799364

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3342792
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	89.5816126
Total A-2a Distribution Amount	91.9158918

A-2b Interest Distribution Amount	2.5843808
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	89.5816126
Total A-2b Distribution Amount	92.1659934

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	312.42
Noteholders' Third Priority Principal Distributable Amount	490.25
Noteholders' Principal Distributable Amount	197.33

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	2,295,965.66
Investment Earnings	6,915.67
Investment Earnings Paid	(6,915.67)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66